Label	Element	Value
R2, R5, R6 Shares | JPMorgan Intrepid Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan U.S. Applied Data Science Value Fund Class/Ticker: R2/JIVZX; R5/JIVRX; R6/JIVMX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell sh ares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the
Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example also assumes that your investment has a 5%
return
each year and that the
Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/2023 and total
annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the
Fund
invests at least 80% of
its Assets in equity securities of U.S. companies. “Assets” means net assets, plus the amount of borrowings for investment
purposes. Although the Fund invests primarily in equity securities of U.S. large and mid-capitalization companies, it may
invest in equity investments of U.S. companies across all market capitalizations. The Fund may also invest in real estate investment trusts (REITs)
.
An issuer of a security will be deemed to be
located in the United States if: (i) the principal trading market for the security is in the United States, (ii) the issuer is organized under the laws of the United States, or (iii) the issuer derives at least 50% of its revenues or profits from the United
States or has at least 50% of its total assets situated in the
United States.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures
contracts, options, swaps and forward contracts as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and/or to
increase income or gain to the Fund.
Investment Process: In managing the Fund, the adviser employs a data science driven investment approach that combines
research, data insights, and risk management. The adviser
defines data science as the discipline of extracting useful
insights from collections of information. The adviser
utilizes
proprietary techniques to process, analyze, and combine
a wide
variety of data sources, including the adviser’s
multi-decade
history of proprietary
fundamental research, company
fundamentals, and alternative data
. The adviser defines
alternative data as content that is not published by the issuer of the security
,
but that nevertheless could contain unique
information regarding the financial prospects of the company.
Such alternative data sources may include, but are not limited to
,
global supply chain data, news feeds, and social media. The
adviser combines insights derived from these sources to
forecast
the financial prospects of each security.
These
forecasts are used
to identify securities
with attractive valuations
that are
priced
favorably
relative to their associated levels
of risk. Security-level
forecasts
are then combined through a
proprietary security selection process, constructing a portfolio that maximizes expected future financial performance while
controlling for key risks
to the underlying companies’ businesses
identified by the adviser
as part of its analysis
.
The
adviser assesses key risks by analyzing potential events or
conditions that may have a negative impact on the adviser’s
valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser continuously evaluates the efficacy of
the sources of information included within the investment
process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction.
In addition, the adviser seeks to assess the impact of
environmental, social and governance factors (including
accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on
the cash flows of many companies in which it may invest to
identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These
determinations may not be conclusive and securities of such
issuers may be purchased and retained by the Fund. The
adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.
An investment in this Fund or any other fund may not
provide a complete investment program. The suitability of an investment in the Fund should be considered based on the
investment objective, strategies and risks described in this
Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a
financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to
meet its investment objective.
Equity Market Risk.
The price of equity securities may rise or fall
because of changes in the broad market or changes in a
company’s financial condition, sometimes rapidly or unpredictably.
These price movements may result from factors affecting
individual companies, sectors or industries selected for the
Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk.
Economies and financial markets
throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s
portfolio may underperform in comparison to securities in
general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or
resources, market instability, debt crises and downgrades,
embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control
programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the
occurrence of global events such as war, terrorism,
environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus
disease, has negatively affected economies, markets and
individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a
significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and
negatively impact broad segments of businesses and populations.
The Fund’s operations may be interrupted as a result,
which
may contribute to the negative impact on investment
performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in
response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s
investment performance. The full impact of the COVID-19
pandemic, or other future epidemics or pandemics, is currently unknown.
Value Investing Risk.
A value stock may decrease in price or may
not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that
the adviser believes will cause the stock price to increase do not occur.
Large Cap Company Risk.
Because the Fund invests in large cap
company securities, it may underperform other funds during
periods when the Fund’s large cap securities are out of favor.
Mid Cap Company Risk.
Investments in mid cap companies may
be riskier than investments in larger, more established
companies. Mid cap companies may be less liquid, more volatile and more vulnerable to economic, market and industry
changes. The securities of smaller companies may trade less
frequently and in smaller volumes than securities of larger
companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities,
especially over the short term.
Derivatives Risk.
Derivatives, including futures, may be riskier
than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in
economic and market conditions and may create leverage,
which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the
Fund had not been leveraged because the leverage tends to
exaggerate any effect on the value of the Fund’s portfolio
securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic
instruments that attempt to replicate the performance of
certain reference assets. With regard to such derivatives, the
Fund does not have a claim on the reference assets and is
subject to enhanced counterparty risk. Derivatives may not
perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a
derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Real Estate Securities Risk.
The Fund’s investments in real estate
securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interest.
These risks include default, prepayments, changes in value
resulting from changes in interest rates and demand for real and rental property, and the management skill and
creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management
fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Foreign Securities Risk.
Investments in foreign issuers are
subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, sanctions or other measures by the United States or other
governments, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and
disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of
industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control
regulations. In certain markets where securities and other
instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for
and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default
completely. Events and evolving conditions in certain
economies or markets may alter the risks associated with
investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more
volatile.
Industry and Sector Focus Risk.
At times the Fund may increase
the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government
regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the
Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk.
The
Fund
could experience a loss and its
liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss
increases if the redemption requests are unusually large or
frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a
larger cash position than it ordinarily would.
Transition Portfolio Turnover Risk.
Prior to
July 1, 2021
, the
Fund’s strategy was to employ an investment process based on behavioral finance principles to select equity securities of large and mid-capitalization companies to invest in. While the Fund will continue to invest in large and mid-capitalization
companies after
July 1, 2021
, the Fund’s investment process will
change to reflect a data science driven investment approach
that combines research, data insights, and risk management
characteristics. As the Fund transitions to its new strategy, the
Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or
guaranteed by the FDIC, the Federal Reserve Board or any
other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund.
The bar chart shows how the performance of the
Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Effective
July 1, 2021
, the Fund's investment strategies changed. The
Fund's past performance would have been different if the Fund were managed using the current strategies.
The table compares
the Fund’s performance to the performance of the Russell
1000
®
Value Index.
The performance for Class R6 Shares is
based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares
would have been different than those shown because Class R6
Shares have different expenses than Class R5 Shares.
Past
performance (before and after taxes) is not necessarily an
indication of how any class of the Fund will perform in the
future.
Updated performance information is available by visiting
www.jpmorganfunds.com
or by calling
1-800-480-4111
.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS R5 SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4th quarter, 2020	16.31%
Worst Quarter	1st quarter, 2020	-27.11%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other classes will vary.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your
tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their
shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

R2, R5, R6 Shares | JPMorgan Intrepid Value Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimburse- ments	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	367
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	367
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
Past 1 Year	rr_AverageAnnualReturnYear01	1.04%
Past 5 Years	rr_AverageAnnualReturnYear05	7.91%
Past 10 Years	rr_AverageAnnualReturnYear10	9.27%
R2, R5, R6 Shares | JPMorgan Intrepid Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimburse- ments	rr_NetExpensesOverAssets	0.44%	[2]
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	278
10 Years	rr_ExpenseExampleYear10	647
1 Year	rr_ExpenseExampleNoRedemptionYear01	45
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	278
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 647
2011	rr_AnnualReturn2011	(0.86%)
2012	rr_AnnualReturn2012	18.40%
2013	rr_AnnualReturn2013	35.68%
2014	rr_AnnualReturn2014	14.17%
2015	rr_AnnualReturn2015	(5.96%)
2016	rr_AnnualReturn2016	12.27%
2017	rr_AnnualReturn2017	16.87%
2018	rr_AnnualReturn2018	(8.17%)
2019	rr_AnnualReturn2019	23.31%
2020	rr_AnnualReturn2020	1.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.11%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.71%
Past 5 Years	rr_AverageAnnualReturnYear05	8.61%
Past 10 Years	rr_AverageAnnualReturnYear10	9.96%
R2, R5, R6 Shares | JPMorgan Intrepid Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimburse- ments	rr_NetExpensesOverAssets	0.34%	[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	222
10 Years	rr_ExpenseExampleYear10	524
1 Year	rr_ExpenseExampleNoRedemptionYear01	35
3 Years	rr_ExpenseExampleNoRedemptionYear03	119
5 Years	rr_ExpenseExampleNoRedemptionYear05	222
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 524
Past 1 Year	rr_AverageAnnualReturnYear01	1.81%
Past 5 Years	rr_AverageAnnualReturnYear05	8.70%
Past 10 Years	rr_AverageAnnualReturnYear10	10.04%
R2, R5, R6 Shares | JPMorgan Intrepid Value Fund | Return After Taxes on Distributions | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.50%
Past 5 Years	rr_AverageAnnualReturnYear05	6.26%
Past 10 Years	rr_AverageAnnualReturnYear10	8.24%
R2, R5, R6 Shares | JPMorgan Intrepid Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.65%
Past 5 Years	rr_AverageAnnualReturnYear05	6.45%
Past 10 Years	rr_AverageAnnualReturnYear10	7.88%
R2, R5, R6 Shares | JPMorgan Intrepid Value Fund | RUSSELL 1000 VALUE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.80%
Past 5 Years	rr_AverageAnnualReturnYear05	9.74%
Past 10 Years	rr_AverageAnnualReturnYear10	10.50%

[1]	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.09%, 0.44% and 0.34% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/2023, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.